Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair value measurements
Cash and cash equivalents	$ 86,036	$ 85,265
Short-term investments	214,915	273,031
Level 1
Fair value measurements
Cash and cash equivalents	86,036	85,265
Short-term investments	$ 214,915	$ 273,031